Accounting policies and valuation methods (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies And Valuation Methods Tables
New standards and interpretations applied for the first time
Standard/Interpretation	Effective date[1]

Amendments to IAS 7 Disclosure Initiative	January 1, 2017

New standards and interpretations not yet adopted
Standard/Interpretation	Effective date[1]

IFRS 15 Revenue from Contracts with Customers	January 1, 2018
IFRS 9 Financial Instruments (2014)	January 1, 2018
IFRS 16 Leases	January 1, 2019
Clarifications to IFRS 15 Revenue from Contracts with Customers	January 1, 2018
Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments to IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	January 1, 2018
Annual Improvements to IFRSs 2014-2016 Cycle	January 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019